COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Loan commitments, off-balance sheet risk	$ 9,500	$ 13,700